Counterparties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Counterparties [Abstract]
Financial derivatives, commodities	$ 107,448	$ 79,248
Exchange rates	75,576	48,137
Financial derivatives	25,943	57,054
Other financial assets	$ 34,219	$ 32,473